17. PROPERTY, PLANT AND EQUIPMENT, NET (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Total amount of fully depreciated items still operating	R$ 1,000.2	R$ 945.5
Buildings and improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total amount of fully depreciated items still operating	138.2	122.2
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total amount of fully depreciated items still operating	700.0	674.3
Facilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total amount of fully depreciated items still operating	74.0	74.4
Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total amount of fully depreciated items still operating	22.7	20.1
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total amount of fully depreciated items still operating	5.3	5.0
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total amount of fully depreciated items still operating	R$ 60.0	R$ 49.5